Subsequent Events	2 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 8–SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2014 through the date the financial statements are available for issuance. Subsequent to the period ended December 31, 2014, the Company issued 1,080,000 shares of restricted common stock to various investors and consultants at $0.05 per share.

On February 27, 2015, the holder of the 10% convertible note exercised his conversion rights and converted $10,000 in principal, plus $337 of accrued interest at a conversion price of $0.025 per share for 413,479 shares of the Company’s restricted common stock.